Long-Term Debt and Other Financial Liabilities, Leader Alpha Bank Loan Facility (Details) - Leader Alpha Bank Loan Facility [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Installment	Mar. 06, 2015 USD ($)
Senior Long-Term Debt [Abstract]
Face amount		$ 8,750
Maturity date	Dec. 31, 2022
Number of consecutive payment installments | Installment	11
Frequency of periodic payment	quarterly
Installment payment	$ 250
Balloon payment	2,303
Amendment fee	$ 50
LIBOR [Member]
Senior Long-Term Debt [Abstract]
Margin on variable rate	3.75%